REVENUE (Details - Revenue by geographic destination) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenue	$ 2,018,333	$ 0
North America [Member]
Disaggregation of Revenue [Line Items]
Total revenue	161,372	0
International [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,856,961	$ 0